Basis of preparation and statement of compliance	12 Months Ended
Dec. 31, 2024
Basis of preparation and statement of compliance
Basis of preparation and statement of compliance

Note 2. Basis of preparation and statement of compliance

2.1.Basis of preparation for the consolidated financial statements

The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union and IFRS ® Accounting Standards as issued by the International Accounting Standard Board (‘IASB’).

These consolidated financial statements as of December 31, 2024 and for the twelve months ended December 31, 2024, 2023 and 2022 were authorized for issue by the Company’s Board of Directors on March 24, 2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2024

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2024 in the European Union primarily concern:

-	Amendments to IFRS 16 – Lease liability in a sale and leaseback
-	Amendments to IAS 1 – Classification of liabilities as current or non-current and non-current liabilities with covenants
-	Amendments to IAS 7 and IFRS 7 - Supplier finance arrangements

Those amendments had no material impact on the Company’s consolidated financial statements for the year ended December 31, 2024.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable concern:

-	Amendments to IAS 21 – Lack of Exchangeability – as of January 1, 2025
-	Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
-	Annual Improvements to IFRS Accounting Standards as of January 1, 2026 – Amendments to:
o	IFRS 1 First-time Adoption of International Financial Reporting Standards;
o	IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
o	IFRS 9 Financial Instruments;
o	IFRS 10 Consolidated Financial Statements; and
o	IAS 7 Statement of Cash flows
-	New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027
-	New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures – as of January 1, 2027

As of December 31, 2024, these new standards, interpretations and amendments are under analysis to see if there are applicable to the Company.

2.2.Scope and method of consolidation

●	Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances, and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

●	Consolidated entities

As of December 31, 2024, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

The table below shows the contribution of the consolidated entities as of December 31, 2024, 2023 and 2022 in the consolidated financial statements:

December 31, 2024			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(184,045)	22	(189)	(184,212)
Total assets	120,051	15,576	(16,660)	118,967
Shareholders’ equity	(105,358)	1,051	(2,341)	(106,647)

December 31, 2023			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(107,231)	(197)	(2,999)	(110,426)
Total assets	70,304	13,301	(14,045)	69,561
Shareholders’ equity	(30,777)	876	(2,130)	(32,032)

December 31, 2022			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(55,173)	691	208	(54,274)
Total assets	112,289	8,676	(4,962)	116,004
Shareholders’ equity	44,369	1,111	(5)	45,476
●	Interests in associates and joint ventures

Hepalys is incorporated and has its principal place of business in Japan. The Company’s proportion of ownership interest is 15% and is the same as the proportion of voting rights held. In accordance with IAS 28 Investments in Associates and Joint Ventures, Hepalys is an associate of the Company and is accounted for using the equity method (see Note 6. – Investments accounted for using the equity method).

2.3Foreign currency translation

●	Functional and presentation currency

The Company’s consolidated financial statements are presented in euros, which is also the functional currency of the parent company, Inventiva S.A. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the consolidated financial statements are denominated in euros unless otherwise stated.

●	Translation of financial statements into presentation currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate on the date of that balance sheet,
●	Income and expenses for each statement of income (loss) and statement of comprehensive income (loss) are translated at average exchange rates (which is an approximate value of the exchange rate on the transaction date in the absence of significant fluctuations. Income and expenses are translated at the transaction dates if the exchange rates fluctuate significantly), and
●	All resulting exchange differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
Average exchange rate for the period	1.0824	1.0813	1.0530
Exchange rate at period end	1.0389	1.1050	1.0666